Events After the Reporting Date	12 Months Ended
Dec. 31, 2019
Events After Reporting Date [Abstract]
EVENTS AFTER THE REPORTING DATE

NOTE 23:-	EVENTS AFTER THE REPORTING DATE

a.	On January 15, 2020, the General Meeting approved an increase of the Company's authorized share capital to 1,000,000,000 ordinary shares.

b.	On January 15, 2020, the Company entered into a bridge loan agreement (the "Bridge Loan") with a third party, in which the third party lent to the Company $50 (the "Bridge Loan Amount"). On April 17, 2020, the Bridge Loan Amount was fully repaid by the Company, including interest in the amount of $2. Accordingly, the Bridge Loan was terminated with no further effect.

c.	In December 2019, a novel strain of coronavirus ("COVID-19"), was identified in Wuhan, China. This virus continued to spread globally and, as of June 2020, has spread to approximately 200 countries, including Israel. The spread of COVID-19 from China to other countries has resulted in the World Health Organization declaring the outbreak of COVID-19 as a "pandemic," or a worldwide spread of a new disease, on March 11, 2020. Many countries around the world have imposed quarantines and restrictions on travel and mass gatherings to slow the spread of COVID-19. As of the Approval Date, restrictions are still imposed on businesses and the public in Israel and around the world; although, the government of Israel has gradually begun to remove most of the restrictions. There can be no assurance that these lifted restrictions are not reimplemented or that additional restrictions will be lifted.

Due to the impact of the COVID-19 pandemic on the business, consultants and service providers of the Company, the Company was unable to file its annual report on Form 20-F for the year ended December 31, 2019 (the "Annual Report") by the normally prescribed deadline of April 30, 2020, due to insufficient time to facilitate the internal and external review process. The Company filed its Annual Report on June 15, 2020, 45 days after the original due date of its Annual Report, in reliance upon the exemption set forth in the Securities and Exchange Commission's March 25, 2020 Order (Release No. 34-88318) (the "Order"), which under certain conditions exempts reporting companies form making certain filings required under the Securities and Exchange Act of 1934, as amended, for up to 45 after the normally prescribed deadline.

The Company's operations and business have experienced disruption due to the unprecedented conditions surrounding the COVID-19 pandemic spreading throughout Israel and the world. The Company has been following the recommendations of local health authorities to minimize exposure risk for its team members for the past several weeks, including the temporary closures of its offices and having team members work remotely.

The Company is still assessing its business operations and system supports and the impact that the COVID-19 may have on the results and financial condition. To date, the Company has taken action to reduce its operating expenses in the short term, but there can be no assurance that these remedial measures will enable the Company to avoid part or all of any impact from the spread of the COVID-19 or its consequences, including downturns in business sentiment generally or in its sector in particular. In addition, the impact of COVID-19 may cause delays to future clinical trials and may make it difficult for to recruit patients to clinical trials.

The Company will continue to monitor the situation, in which as described above, the Company expects the COVID-19 to continue having an impact on the Company's operations and the entire world during the following months.

d.	On March 19, 2020, the Company entered into a securities purchase agreement pursuant to which it will make a private placement (the "Private Placement") with Dekel, of convertible promissory notes (the "Notes"), with an aggregate original principal amount of approximately $350, at an aggregate purchase price of $315 in several tranches, spread across a twelve-month period. In addition, the Company issued a warrant to purchase up to 314,285 ADSs of the Company (the "Private Placement Warrant") and 40,000 ADSs. The initial tranche of the Private Placement is for a principal amount of $220 at a purchase price of $198.

The Notes will be unsecured, have a maturity date of March 23, 2021, bear interest at a rate of 12% per annum, and may be converted, at the election of the holder, into ADSs at an initial conversion price of $0.35 per ADS (the "Fixed Conversion Price"), subject to adjustments. After the six-month anniversary of the issuance of the Notes, the conversion price shall be equal to the lower of the Fixed Conversion Price or 70% of the lowest trading price of the ADSs as reported on the Nasdaq Capital Market or any exchange upon which the ADSs or ordinary shares of the Company are traded at such time, for the 20 prior trading days including the day upon which a notice of conversion is received by the Company or its transfer agent.

The Private Placement Warrant is exercisable at any time on or after the actual closing date and on or prior to the close of business on the five-year anniversary of the date of issuance, at an initial exercise price of $0.35 per ADS, subject to adjustment.

e.	On April 1, 2020 the Company entered into a definitive securities purchase agreement (the "April 2020 Purchase Agreement") with institutional investors to purchase of 4,166,668 units, each consisting of (i) one pre-funded warrant to purchase one ADS and (ii) one Series B warrant to purchase one ADS, at a purchase price of $0.2999 per unit. The Series B warrants will have an exercise price of $0.43 per ADS, will be exercisable upon issuance and will expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1,250. The closing of the sale of the securities took place on April 3, 2020.

After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,161,666 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, there were 5,000 Series B warrants unexercised.

f.	As part of the changes in the Board's composition, and pursuant to the resignation of Dr. Yafit Stark and Mr. Zohar Heiblum from the Board on December 31, 2019, during March 2020 Mr. Amit Berger resigned his office as a Board member. All three former directors resigned for personal reasons and not due to any dispute with management. In March 2020, two new independent members were elected to fill vacancies on the Board - Mr. Todd Viollete and Mr. Gilad Bar Lev. In May 2020, Prof. Ari Shamiss and Mr. Arie Webber also were elected to fill a vacancy as independent Board members.

g.	On April 22, 2020, the Company announced the appointment of Mr. Gilad Bar-Lev as Chief Executive Officer of the Company, effective as of May 6, 2020. Mr. Bar-Lev replaced Dr. Ascher Shmulewitz at his position as the interim Chief Executive Officer of the Company, while the former remains a Board member (that is not considered independent). Dr. Shmulewitz will continue to serve as the Executive Chairman of the Board.

h.	On May 15, 2020, the Company entered into a series of transactions (together, the "Joint Venture Transaction"), including a definitive share transfer agreement with Capital Point Ltd. ("Capital Point"), an Israeli holding company traded on the Tel Aviv Stock Exchange, and Evero, pursuant to which Capital Point will sell to Evero 5,952,469 ordinary shares, NIS 0.01 par value each, of Coeruleus Ltd. (the "Purchased Coeruleus Shares" and "Coeruleus," respectively), an Israeli company, and an affiliated company (in which Capital Point owns approximately 40% the issues and outstanding share capital) of Capital Point, engaged in, among others, developing innovative medications based on the active generic substance flumazenil, including a sublingual spray to reduce the side effects of hypnotic sleep medication, and a sublingual spray to improve function and quality of life in patients with hepatic encephalopathy. The Purchased Coeruleus Shares represent approximately 35% of the issued and outstanding share capital of Coeruleus. In consideration thereof, Evero issued and sold to Capital Point 176,470 ordinary shares, NIS 1.00 par value each, constituting 15% of the issued and outstanding share capital of Evero. Following the transaction Capital Point will hold approximately 5% out of Coeruleus issued and outstanding share capital.

As part of the Joint Venture Transaction, the Company transferred to Evero its THX-110 sleep technology, to be fully owned by Evero, under the terms and conditions of an asset purchase agreement. In addition, the Company issued to Capital Point a warrant (the "Capital Point Warrant") to purchase $340 of ADSs of the Company. Pursuant to the terms of the Capital Point Warrant, the exercise price per ADS is equal to the closing price of the Company's ADSs on the trading day on which the notice of exercise was actually received by the Company, and shall be paid by transferring to the Company a duly executed share transfer deed for such number of ordinary shares of Evero, where each ordinary share of Evero shall be valued at $35.50. The Capital Point Warrant will be exercisable for twelve-months starting from the twelve-month anniversary of the issuance date, which was May 15, 2020.